Share-based payments (Details Narrative)	6 Months Ended
Jun. 30, 2022 EUR (€) € / shares shares
Statement [Line Items]
Share options granted	1,362,500
Exercise price fair value | € / shares	€ 1.86
Share-based payment expense | €	€ 4,668
Expense for valuation of past grants | €	€ 651,000
Option 2016 Member
Statement [Line Items]
Share options	888,632
Option LTIP Member
Statement [Line Items]
Number of options to common shares	2,341,097
Exercise price | € / shares	€ 1.86
Share options	4,544,248